Commitments and Contingencies (Details) - Schedule of operating lease liabilities - USD ($)	6 Months Ended	12 Months Ended
	Jun. 30, 2022	Dec. 31, 2021	Dec. 31, 2020
Schedule Of Operating Lease Liabilities Abstract
Cash paid for operating lease liabilities	$ 208,304	$ 367,200	$ 367,200
Remaining lease term	6 months	1 years
Discount rate	1.50%	1.50%	1.50%